Stock Option Plan and Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2023	Mar. 10, 2023
Successor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of non-vested options	$ 686
Weighted average remaining term of non-vested options	2 years
Successor [Member] | Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amortization of employee stock options	$ 2
Successor [Member] | Employee Stock Options [Member] | Employees And Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted	1,377,000
Vesting period	2 years
Fair value of options	$ 688
Fair value of common stock as of grant date	$ 1.53
Successor [Member] | Employee Stock Options [Member] | Employees And Directors [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option life	5 years
Successor [Member] | Employee Stock Options [Member] | Employees And Directors [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option life	7 years
N 2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance		2,110,500